SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($) agreement	Oct. 31, 2023	Dec. 31, 2023 USD ($) agreement	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Summary Of Accounting Policies
Cumulative foreign currency translation adjustment							$ 1,481
Cash and cash equivalents, maturities			three months	three months
Impairment of cryptocurrencies			$ 2,359		$ 9,396		12,255
Gain on disposal of cryptocurrencies			2,344		3,322		0
Impairment loss			0		26,569		0
Impairment of intangible assets			0		56,094		56
Impairment of property and equipment			0		35,224		22,392
Impairment loss for right-of-use assets			0		0		387
Impairment of long-term investments			$ 1,408		$ 2,250		0
Derivative number of agreements entered | agreement	3		3
Derivative assets	$ 1,392		$ 1,392
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]	Prepaid Expense and Other Assets, Current		Prepaid Expense and Other Assets, Current		Prepaid Expense and Other Assets, Current
Changes in fair value of derivative instrument			$ (35)				3,696
Cost of data center services			21,834		$ 17,515		12,707
Cost of cryptocurrency mining before inter-segment elimination			19,216		21,678		13,174
Cost of cryptocurrency mining after inter-segment elimination			7,273		14,085		10,406
Depreciation fees			9,858		24,050		15,062
Amortization of intangible assets			1,258		9,132		5,293
Several Collar Arrangements With A Third Party
Summary Of Accounting Policies
Derivative term of contract		1 month
Cumulative-effect adjustment amount | Retained earnings
Summary Of Accounting Policies
Fair value on crypto assets | ¥				¥ 1,000		¥ 500
Cost of revenue
Summary Of Accounting Policies
Depreciation fees			9,737		22,934,000		13,713
Amortization of intangible assets			1,211,000		3,236,000		1,016,000
Minimum | Ethereum Accumulator Agreements With A Third Party
Summary Of Accounting Policies
Derivative term of contract	6 months
Maximum | Ethereum Accumulator Agreements With A Third Party
Summary Of Accounting Policies
Derivative term of contract	9 months
Accrued expenses and other current liabilities
Summary Of Accounting Policies
Advance from customers balance	$ 397		397		384
Deferred revenue			0		361		640
Loto Interactive Limited
Summary Of Accounting Policies
Impairment of intangible assets							56
Impairment of property and equipment							22,392
Impairment loss for right-of-use assets							387
BTC.com and Asgard Data Centers
Summary Of Accounting Policies
Impairment of property and equipment					35,224
Asgard Data Centers
Summary Of Accounting Policies
Impairment of intangible assets			7,539		7,539
Alliance International Technologies Limited
Summary Of Accounting Policies
Changes in fair value of contingent consideration in amount of gain			$ 0		$ 1,247		$ 13,936